Shareholder Report, Holdings (Details) - Adirondack Small Cap Fund	Sep. 30, 2025
Federated Treas Oblig [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Healthcar Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
A E S Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
L S I Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Lincoln Nartional Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Perrigo Co Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Ezcorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
T T M Technolhies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Healthcare Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.08%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.42%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.95%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.39%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.63%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.08%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.15%
Real Estate Inv Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	5.66%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%